Note 3 - Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets, Net (Including Goodwill) [Abstract]
Intangibles

On September 1, 2017, the Company entered into an Agreement and Plan of Merger whereby it acquired 100% of the issued and outstanding capital stock of Georgetown Translational Pharmaceuticals, Inc. (GTP). In exchange for the ownership of GTP, the Company issued a total of 16,927,878 shares of its common stock, having a share price of $15.00 on the date of the transaction, to the three prior owners of GTP which represented 33% of the issued and outstanding capital stock of the Company on a fully diluted basis. $253.8 million of the value of shares issued was allocated to intangible assets consisting of a portfolio of three CNS development candidates, which are classified as IPR&D.

As of September 30, 2018, the Company recorded an intangible asset impairment charge of $228.5 million related to the portfolio of CNS IPR&D assets within Operating Expenses, which represents the excess carrying value compared to fair value. The impairment charge was the result of both internal and external factors. In the 3rd quarter of 2018, the Company experienced changes in key senior management, led by the appointment of a new CEO with extensive experience in oncology drug development. These changes resulted in the prioritization of immuno-oncology development candidates relative to CNS development candidates. In conjunction with these strategic changes, limited internal resources have delayed the development of the CNS IPR&D assets. The limited resources, changes in senior leadership, and favorable market conditions for immuno-oncology development candidates have resulted in the Company choosing to focus on development of its immuno-oncology portfolio. In light of this shift in market strategy, the Company performed a commercial assessment and a valuation of the CNS IPR&D assets, both to assess fair value and support potential future licensing efforts. The valuation indicated an excess carrying value over the fair value of these assets, resulting in the impairment charge noted above.

The fair value of the CNS IPR&D assets was determined using the discounted cash flow method which utilized significant estimates and assumptions surrounding the amount and timing of the projected net cash flows, which includes the probability of commercialization, the assumption that the assets would be out-licensed to third-parties for continued development for upfront licensing fees and downstream royalty payments based on net sales, and expected impact of competitive, legal and/or regulatory forces on the projections, as well as the selection of a long-term growth rate; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.

On September 1, 2017, the Company entered into an Agreement and Plan of Merger whereby it acquired 100% of the issued and outstanding capital stock of Georgetown Translational Pharmaceuticals, Inc. (GTP). In exchange for the ownership of GTP, the Company issued a total of 16,927,878 shares of its common stock, having a share price of $15.00 on the date of the transaction, to the three prior owners of GTP which represented 33% of the issued and outstanding capital stock of the Company on a fully diluted basis. $253.8 million of the value of shares issued was allocated to intangible assets consisting of a portfolio of three CNS development candidates, which are classified as IPR&D.

For the year ended December 31, 2018, the Company recorded an intangible asset impairment charge of $228.5 million related to the portfolio of CNS IPR&D assets within Operating Expenses, which represents the excess carrying value compared to fair value. The impairment charge was the result of both internal and external factors. In the 3rd quarter of 2018, the Company experienced changes in key senior management, led by the appointment of a new CEO with extensive experience in oncology drug development. These changes resulted in the prioritization of immuno-oncology development candidates relative to CNS development candidates. In conjunction with these strategic changes, limited internal resources have delayed the development of the CNS IPR&D assets. The limited resources, changes in senior leadership, and favorable market conditions for immuno-oncology development candidates have resulted in the Company choosing to focus on development of its immuno-oncology portfolio. In light of this shift in market strategy, the Company performed a commercial assessment and a valuation of the CNS IPR&D assets, both to assess fair value and support potential future licensing efforts. The valuation indicated an excess carrying value over the fair value of these assets, resulting in the impairment charge noted above.

The fair value of the CNS IPR&D assets was determined using the discounted cash flow method which utilized significant estimates and assumptions surrounding the amount and timing of the projected net cash flows, which includes the probability of commercialization, the assumption that the assets would be out-licensed to third-parties for continued development for upfront licensing fees and downstream royalty payments based on net sales, and expected impact of competitive, legal and/or regulatory forces on the projections, as well as the selection of a long-term growth rate; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.